Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Estimated Useful Life of Other Fixed Assets
Description	Useful Life (years)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3
Art works	∞